INVENTORIES (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes of current inventories [abstract]
Inventories net of provisions	$ 11,344,000	$ 16,274,000	$ 12,063,000
Cost of sales	$ 35,091,000	$ 45,340,000	$ 49,299,000